Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before income tax	$ (18,350,112)	$ (10,901,539)	$ (5,091,918)
Adjustments to reconcile loss before income tax to net cash used in operating activities:
Depreciation and amortization	919,465	1,373,141	991,512
Fair value change in derivative financial instruments	(1,677,178)	(484,361)	629,564
Changes in fair value of warrants	(2,396,291)	2,408,271
Share of losses of an associate	175,507	223,354
Net cash inflow/(outflows) from changes in working capital	5,175,402	(11,429,623)	(718,570)
Provision for inventories	1,009,444	775,969	7,054
Provision for trade receivables	768,489	70,769	(10,753)
Provision for equipment deposit	5,000,000
Provision for other receivable	2,235,638
Provision for loan receivable	6,902,000
Provision for other current assets	1,592,143
Provision for due from associate	545,128
Provision for due from former companies	217,639
Provision for intangibles assets	722,784
Loss/(gain) on disposal of subsidiaries		84,934	(973,854)
Loss on deemed disposal of subsidiary		13,242
Loss on disposal of investment in equity instrument		202,363
Write off of intangible assets		425,736
Plant and equipment written off		53,895
Net cash provided by/(used in) operating activities	2,840,058	(17,183,849)	(5,166,965)
Cash flows from investing activities
Purchase of plant and equipment	(350)	(11,414)	(53,137)
Purchase of other assets – equipment deposits	(15,000,000)	(11,057,597)	(8,350,000)
Cash acquired on acquisition/(disposal) of subsidiaries	2,110	(3,743,148)	(24,605)
Purchase of intangible assets		(466,498)	(1,174,688)
Purchase of investment in financial assets			(397,583)
Purchase of right of use assets			(1,608,280)
Proceeds from sale of investment in equity instrument		195,220
Capital injection from minority shareholders			302,314
Net cash used in investing activities	(14,998,240)	(15,083,437)	(11,305,979)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	1,587,043	22,550,846	12,111,314
Issuance of shares for services	576,717	3,498,000	74,100
Proceeds from issuance of convertible promissory notes	15,000,000	5,502,927
Finance costs for convertible notes	522,594	566,495	1,348,174
Redemption for convertible notes	(4,902,927)
Inception of lease liabilities			1,447,484
Net cash provided by financing activities	12,783,427	32,118,268	14,981,072
Net increase/(decrease) in cash and cash equivalents	625,245	(149,018)	(1,491,872)
Cash and cash equivalents at the beginning of financial year	50,536	199,554	1,691,426
Cash and cash equivalents at the end of financial year	675,781	50,536	199,554
Analysis of cash and cash equivalents:
Cash and bank balances	$ 675,781	$ 50,536	$ 199,554